Goldman Sachs Dynamic Municipal Income Fund Expense Example, No Redemption - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs Dynamic Municipal Income Fund - Class C Shares	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, By Year, Column [Optional Text]	Class C Shares – Assuming no redemption
Expense Example, No Redemption, 1 Year	$ 150
Expense Example, No Redemption, 3 Years	467
Expense Example, No Redemption, 5 Years	807
Expense Example, No Redemption, 10 Years	$ 1,768